Repurchase of Shares	12 Months Ended
Dec. 31, 2023
Repurchase of Shares
Repurchase of Shares

14. Repurchase of Shares

On November 14, 2023, the Company’s board of directors has authorized a share repurchase program under which the Company may repurchase up to US$2 million of its shares over the next 12 months, ending on November 13, 2024. In 2023, The Company repurchased a total of 52,334 shares for $60,930. The ultimate disposition has not been decided, the Company has shown the cost separately as a deduction from stockholders’ equity.